Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Number Of Contracts	167
Pre-Restructured Outstanding	$ 29,037
Post-Restructured Outstanding	28,718
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	158
Pre-Restructured Outstanding	27,250
Post-Restructured Outstanding	26,936
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	4
Pre-Restructured Outstanding	1,563
Post-Restructured Outstanding	1,555
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts	5
Pre-Restructured Outstanding	224
Post-Restructured Outstanding	227
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number Of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding